Financial Risk Management - Summary of Maturity Analysis of Lease Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	R$ (62,064)	R$ (63,240)
2023
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(18,788)
2024
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(21,681)	(14,940)
2025
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(15,186)	(9,784)
2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(8,108)	(5,288)
2027
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(5,541)	(4,682)
2028
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(4,905)	(4,145)
2029
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(4,343)	(3,670)
2030
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(2,300)	(1,943)
Rio de Janeiro Office [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(79,967)	(94,988)
Rio de Janeiro Office [Member] | 2023
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(18,990)
Rio de Janeiro Office [Member] | 2024
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(20,110)	(18,990)
Rio de Janeiro Office [Member] | 2025
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(15,742)	(14,905)
Rio de Janeiro Office [Member] | 2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(9,625)	(9,186)
Rio de Janeiro Office [Member] | 2027
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(9,625)	(9,186)
Rio de Janeiro Office [Member] | 2028
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(9,625)	(9,186)
Rio de Janeiro Office [Member] | 2029
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(9,625)	(9,186)
Rio de Janeiro Office [Member] | 2030
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(5,615)	(5,359)
São Paulo Office [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(11,279)	(1,216)
São Paulo Office [Member] | 2023
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(1,216)
São Paulo Office [Member] | 2024
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(5,013)
São Paulo Office [Member] | 2025
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(5,013)
São Paulo Office [Member] | 2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(1,253)
New York Office [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(1,044)	(2,256)
New York Office [Member] | 2023
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(1,116)
New York Office [Member] | 2024
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(1,044)	(1,140)
Total contractual cash flows [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(92,290)	(98,460)
Total contractual cash flows [Member] | 2023
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(21,322)
Total contractual cash flows [Member] | 2024
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(26,167)	(20,130)
Total contractual cash flows [Member] | 2025
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(20,755)	(14,905)
Total contractual cash flows [Member] | 2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(10,878)	(9,186)
Total contractual cash flows [Member] | 2027
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(9,625)	(9,186)
Total contractual cash flows [Member] | 2028
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(9,625)	(9,186)
Total contractual cash flows [Member] | 2029
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(9,625)	(9,186)
Total contractual cash flows [Member] | 2030
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	R$ (5,615)	R$ (5,359)